Bingham McCutchen LLP
                               One Federal Street
                                Boston, MA 02110

                                February 13, 2009


VIA EDGAR
---------
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

  Re: Registration Statements on Form N-14
      The Registrants Listed on the Attached Appendix A (each, a "Registrant")
      ------------------------------------------------------------------------

Ladies and Gentlemen:

     On behalf of each of the Registrants, we are hereby filing eight combined proxy and registration statements on Form N-14, with exhibits (the "Registration Statements").

     Each Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby substantially all of the assets of a series of Regions Morgan Keegan Select Funds, a Massachusetts business trust, will be transferred in a tax-free reorganization to the corresponding series of a Registrant, in exchange for shares of the series of the Registrant. The table in attached Appendix B indicates which series of Regions Morgan Keegan Select Funds corresponds to which series of a Registrant.

     Each Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that each filing will become effective on March 16, 2009 pursuant to Rule 488.

     Please call the undersigned at (617) 951-8567 with any questions relating to the filings.

                                                Sincerely,

                                                /s/ Paul B. Raymond

                                                Paul B. Raymond

                                   Appendix A
                                   ----------

Registrant                                                   File No.
----------                                                   --------
Pioneer Bond Fund                                            811-02864
Pioneer Fund                                                 811-01466
Pioneer Mid Cap Value Fund                                   811-06106
Pioneer Money Market Trust                                   811-05099
Pioneer Series Trust I                                       811-21425
Pioneer Series Trust III                                     811-21664
Pioneer Series Trust IV                                      811-21781
Pioneer Short Term Income Fund                               811-21558

                                   Appendix B
                                   ----------

Series of Regions Morgan Keegan Select Funds                      Corresponding Series of the Registrant

Regions Morgan Keegan Select Mid Cap Growth Fund                  Pioneer Mid Cap Growth Fund II
                                                                  (a series of Pioneer Series Trust I)

Regions Morgan Keegan Select Growth Fund                          Pioneer Growth Fund
                                                                  (a series of Pioneer Series Trust I)

Regions Morgan Keegan Select Core Equity Fund                     Pioneer Fund
                                                                  (the sole series of Pioneer Fund)

Regions Morgan Keegan Select Mid Cap Value Fund                   Pioneer Mid Cap Value Fund
                                                                  (the sole series of Pioneer Mid Cap Value Fund)

Regions Morgan Keegan Select Value Fund                           Pioneer Cullen Value Fund
                                                                  (a series of Pioneer Series Trust III)

Regions Morgan Keegan Select Balanced Fund                        Pioneer Classic Balanced Fund
                                                                  (a series of Pioneer Series Trust IV)

Regions Morgan Keegan Select Fixed Income Fund                    Pioneer Bond Fund
                                                                  (the sole series of Pioneer Bond Fund)

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund   Pioneer Short Term Income Fund
                                                                  (the sole series of Pioneer Short Term Income Fund)

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund    Pioneer Intermediate Tax Free Income Fund
                                                                  (a series of Pioneer Series Trust I)

Regions Morgan Keegan Select Treasury Money Market Fund           Pioneer Treasury Reserves Fund
                                                                  (a series of Pioneer Series Trust IV)

Regions Morgan Keegan Select Money Market Fund                    Pioneer Cash Reserves Fund
                                                                  (a series of Pioneer Money Market Trust)